Goodwill - Summary of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in goodwill [abstract]
Balance at beginning	$ 187,502	$ 210,009
Goodwill Impairment	0	(22,507)
Balance at ending	$ 187,502	$ 187,502